Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 - RELATED PARTY TRANSACTIONS

During the six and three months ended on June 30, 2025, the Company granted 789,425 and 277,500 stock options at a weighted average exercise price of $2.36 to several executive officers, and Board of Directors (“Board”) members of the Company.

In addition, during the six months ended June 30, 2025, the Company granted 549,654 RSUs to several executive officers and Board members of the Company. No RSUs were granted to executive officers and Board members of the Company during the three months ended on June 30, 2025.

The fair value of the stock options that were granted during the six months ended June 30, 2025, is $857 thousand, which is expected to be recognized over a 1-4-year vesting period, and the fair value of the granted RSUs is $1,222 thousand, which is expected to be recognized over a 1-4-years vesting period.